Annual Operating Expenses - FidelityAdvisorFreedomFunds-Z6ComboPRO - FidelityAdvisorFreedomFunds-Z6ComboPRO - Fidelity Advisor Freedom 2050 Fund - Fidelity Advisor Freedom 2050 Fund - Class Z6	Sep. 08, 2023
Operating Expenses:
Management fee	0.45%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.45%	[1]

[1]	AAdjusted to reflect current fees.